UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Meredith Hooke
Title:     Director of Trading and Client Services
Phone:     858-350-1077

Signature, Place, and Date of Signing:

      /s/  Meredith Hooke     Solana Beach, CA     August 10, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $242,653 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRTRAN HLDGS INC              COM              00949P108     8043   736500 SH       SOLE                   736500        0        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106    12060   470000 SH       SOLE                   470000        0        0
AMR CORP                       COM              001765106     6061   230000 SH       SOLE                   230000        0        0
ANADIGICS INC                  COM              032515108    11032   800000 SH       SOLE                   800000        0        0
ART TECHNOLOGY GROUP INC       COM              04289L107     6856  2577500 SH       SOLE                  2577500        0        0
AUDIOCODES LTD                 ORD              M15342104     3456   615000 SH       SOLE                   615000        0        0
BARE ESCENTUALS INC            COM              067511105     4440   130000 SH       SOLE                   130000        0        0
BEST BUY INC                   COM              086516101    16180   346700 SH       SOLE                   346700        0        0
CHARLOTTE RUSSE HLDG INC       COM              161048103     8085   300900 SH       SOLE                   300900        0        0
DIVX INC                       COM              255413106     2882   192117 SH       SOLE                   192117        0        0
ELECTRONIC ARTS INC            COM              285512109     8044   170000 SH       SOLE                   170000        0        0
FINISH LINE INC                CL A             317923100     5090   558718 SH       SOLE                   558718        0        0
FLANDERS CORP                  COM              338494107     7111   927133 SH       SOLE                   927133        0        0
INSIGHT ENTERPRISES INC        COM              45765U103    14643   648800 SH       SOLE                   648800        0        0
JABIL CIRCUIT INC              COM              466313103     7157   324300 SH       SOLE                   324300        0        0
JDS UNIPHASE CORP              COM PAR $0.001   46612J507    10744   800000 SH       SOLE                   800000        0        0
JONES SODA CO                  COM              48023P106     4299   306625 SH       SOLE                   306625        0        0
MIPS TECHNOLOGIES INC          COM              604567107     2782   316509 SH       SOLE                   316509        0        0
NASDAQ STOCK MARKET INC        COM              631103108     7576   255000 SH       SOLE                   255000        0        0
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403     4389   292600 SH       SOLE                   292600        0        0
PACKETEER INC                  COM              695210104     7888  1010000 SH       SOLE                  1010000        0        0
PEABODY ENERGY CORP            COM              704549104     6048   125000 SH       SOLE                   125000        0        0
PEOPLESUPPORT INC              COM              712714302    16988  1496754 SH       SOLE                  1496754        0        0
QUALCOMM INC                   COM              747525103    28204   650000 SH       SOLE                   650000        0        0
RADYNE CORP                    COM NEW          750611402     5086   476656 SH       SOLE                   476656        0        0
RUTHS CHRIS STEAK HSE INC      COM              783332109     6159   362480 SH       SOLE                   362480        0        0
SANDISK CORP                   COM              80004C101     7341   150000 SH       SOLE                   150000        0        0
SMITH & WESSON HLDG CORP       COM              831756101     1194    71284 SH       SOLE                    71284        0        0
SRS LABS INC                   COM              78464M106      878    90100 SH       SOLE                    90100        0        0
TOWN SPORTS INTL HLDGS INC     COM              89214A102     1032    53415 SH       SOLE                    53415        0        0
TRIDENT MICROSYSTEMS INC       COM              895919108     7340   400000 SH       SOLE                   400000        0        0
WIRELESS RONIN TECHNOLOGIES    COM              97652A203     3565   445593 SH       SOLE                   445593        0        0